RETIREMENT PLANS AND POSTRETIREMENT BENEFIT PLANS (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Post Retirement Death Benefit Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets	$ 0	$ 0
Liabilities	6,087	5,372
Total	6,087	5,372
Post Retirement Health Care Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets	0	0
Liabilities	3,074	2,479
Total	$ 3,074	$ 2,479